Disposal of wholly owned subsidiary (Tables)	6 Months Ended
Dec. 31, 2016
Jiangsu Zhengxin R&D [Member]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Assets and liabilities at the date of disposal:
Cash and cash equivalents	$4,154
Trade and other receivables	1,012,013
Property, plant and equipment	9,297,970
Land use right	2,850,240
Trade and other payables	(13,879,652)
Net Liabilities	$(715,275)

Consideration received	$10,518,189
Less: Amount required repaying to Danyang Beijiate	(10,055,371)

Gain on disposal	$1,178,093

Jiangsu Logistics [Member]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Assets and liabilities at the date of disposal:
Cash and cash equivalents	$779
Trade and other receivables	1,019,345
Property, plant and equipment	156,722
Trade and other payable	(88,917)
Tax payables	(18,277)
Net Assets	$(1,069,652)

Consideration received	$1,505,140

Gain on disposal	$435,488